Earnings / (Loss) Per Share (Eps) - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic loss per share
Net loss attributable to the equity holders of the Parent	$ (63,554,582)	$ (15,813,351)	$ (61,019,350)
Weighted-average shares outstanding	57,612,330	26,431,390	26,005,564
Weighted-average shares outstanding	57,612,330	26,431,390	26,005,564
Diluted net loss per share attributable to equity holders of the Parent	$ (1.1)	$ (0.6)	$ (2.35)
Basic net loss per share attributable to equity holders of the Parent	$ (1.1)	$ (0.6)	$ (2.35)
Diluted loss per share
Net loss attributable to the equity holders of the Parent	$ (63,554,582)	$ (15,813,351)	$ (61,019,350)
Shares used in computation:
Weighted-average shares outstanding	57,612,330	26,431,390	26,005,564
Weighted-average shares outstanding	57,612,330	26,431,390	26,005,564
Diluted net loss per share attributable to equity holders of the Parent	$ (1.1)	$ (0.6)	$ (2.35)